SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of debt
Short and long-term debt for the company as of December 31, 2025 and 2024, is detailed in the table below:

(in thousands of $)	2025	2024
U.S. dollar denominated floating rate debt
Flex Resolute $150 Million Facility	—	134,211
$320 Million Sale and Leaseback	—	268,576
$66 million term tranche under the Flex Enterprise $150 Million Facility	34,391	44,217
$140 million term tranche under the $290 Million Facility	100,054	114,579
$90 million term tranche under the $270 Million Facility	73,658	90,000
$330 Million Sale and Leaseback	279,000	296,000
Flex Rainbow $180 Million Sale and Leaseback (1)	155,966	165,218
Flex Endeavour $160 Million Sale and Leaseback(1)	150,292	158,190
Flex Courageous $175 Million Sale and Leaseback(1)	171,325	—
Flex Resolute $175 Million Sale and Leaseback(1)	173,604	—
Flex Constellation $180 Million Facility	177,500	—
Total U.S. dollar floating rate debt	1,315,790	1,270,991

U.S. dollar denominated fixed rate debt
Flex Volunteer Sale and Leaseback	131,143	138,656
Total U.S. dollar denominated fixed rate debt	131,143	138,656

U.S. dollar denominated revolving credit facilities
$150 million revolving tranche under the $290 Million Facility	150,000	150,000
$180 million revolving tranche under the $270 Million Facility	180,000	180,000
$84 million revolving tranche under the Flex Enterprise $150 Million Facility	83,675	83,675
Total U.S. dollar denominated revolving credit facilities	413,675	413,675

Total debt	1,860,608	1,823,322
Less
Current portion of debt	(111,614)	(108,906)
Long-term portion of debt issuance costs	(10,416)	(10,887)
Long-term debt	1,738,578	1,703,529

Schedule of capital commitments
Capital commitments relating to our long-term debt obligations as of December 31, 2025 are detailed in the table below:

(in thousands of $)
2026	111,614
2027	113,793
2028	116,104
2029	389,203
2030	268,605
Thereafter	861,289
Total	1,860,608